Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory tax rate	0.00%
Valuation allowance	$ 439,519	$ 109,009
Operating loss carryforward	$ 2,900,000
Future taxable income percentage	80.00%